Debt Issuance Costs	12 Months Ended
Dec. 31, 2011
Debt Issuance Costs

7. Debt Issuance Costs

As of December 31, 2011 and 2010, the total unamortized debt issuance costs were $35,214 and $1,204, respectively, and are included in other assets in the accompanying consolidated balance sheets.